Company's Financial Assets and Liabilities Accounted for Fair Value on Recurring Basis (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	$ 327,661	$ 1,817,100
Level 1
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	0	0
Level 2
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	0	0
Level 3
Financial Assets and Liabilities Accounted For Fair Value On Recurring Basis [Line Items]
Derivative liabilities	$ 327,661	$ 1,817,100